SCHEDULE OF WARRANT ACTIVITIES (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			$ 301	$ 301	$ 752
Amount classified to equity upon determination of the exercise price	[1]				(651)
Modification of convertible bridge loans transactions					(727)
Changes in fair value					927
Changes in fair value			(201)	(301)	201
Ending balance					301
2019 Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			168	168	662
Amount classified to equity upon determination of the exercise price	[1]				(651)
Modification of convertible bridge loans transactions					(727)
Changes in fair value					884
Changes in fair value				(168)
Ending balance					168
Placement Agent Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			79	79	79
Amount classified to equity upon determination of the exercise price	[1]
Modification of convertible bridge loans transactions
Changes in fair value
Changes in fair value				(79)
Ending balance					79
Series (2015) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			11	11	2
Amount classified to equity upon determination of the exercise price	[1]
Modification of convertible bridge loans transactions
Changes in fair value					9
Changes in fair value				(11)
Ending balance					11
Series (2016) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			13	13	3
Amount classified to equity upon determination of the exercise price	[1]
Modification of convertible bridge loans transactions
Changes in fair value					10
Changes in fair value				(13)
Ending balance					13
Series (2018) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			$ 30	30	6
Amount classified to equity upon determination of the exercise price	[1]
Modification of convertible bridge loans transactions
Changes in fair value					24
Changes in fair value				(30)
Ending balance					$ 30

[1]	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 10), the right that was granted to the lenders to receive a variable number of shares of common stock upon exercise of certain warrants has been lapsed and accordingly the applicable amount was reclassified from non-current financial liability into additional paid-in capital.